ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	$ 13,979	$ 11,130
Accounts receivable, trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	13,373	10,308
Commodity taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	246	294
Refundable investment tax credit receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	$ 360	$ 528